Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)
Operating activities
Net income	$ 3,869	$ 2,254
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	1,015	(4,339)
Unrealized loss on forward contracts	656	1,779
Non-cash (gain) loss on 6.25% Convertible Debentures conversion feature	(1,142)	972
Unrealized re-measurement (gain) loss	(123)	3,001
Unrealized foreign currency (gain)	(720)
Amortization of deferred financing costs	2,166	1,722
Non-cash stock compensation	3,326	3,619
Gain on disposal of fixed assets	(1,498)	(642)
Gain on bargain purchase of businesses acquired		(6,925)
Depreciation and depletion expense	41,861	37,149
Amortization expense	4,186	3,437
Changes in current assets and liabilities:
Accounts receivable	(5,721)	3,577
Prepaid expenses, inventory and other current assets	3,252	(7,917)
Accounts payable	790	(1,025)
Accrued expenses and other current liabilities	223	(1,796)
Changes in other assets and liabilities	(41)	44
Net cash provided by operating activities	52,099	34,910
Investing activities
Business acquisitions, net of cash acquired		(60,934)
Payments on seller debt	(430)	(900)
Purchases of property and equipment	(41,841)	(48,616)
Proceeds on sale of equipment	2,853	999
Net cash used in investing activities	(39,418)	(109,451)
Financing activities
Offering of common shares , net of expenses		79,606
Redemption of Class B Series Two and Three common shares	(1,543)	(1,527)
Financing fees	(791)	(774)
Repurchase of common stock	(2,515)	(615)
Redemption of 7.5% Convertible Debentures	(289)
Common stock dividends	(34,548)	(28,302)
Borrowings on credit facility	139,890	202,508
Payments on credit facility	(110,822)	(175,247)
Net cash (used in) provided by financing activities	(10,618)	75,649
Effect of exchange rate changes on cash	(147)	193
Net increase in cash and cash equivalents	1,916	1,301
Cash and cash equivalents at beginning of period	5,013	3,712
Cash and cash equivalents at end of period	6,929	5,013
Supplemental information
Cash paid for interest	12,343	13,784
Cash paid for income taxes	$ 1,286	$ 1,789